Investments in Associates and Joint Ventures - Summarized Financial Information on the Bank's Investment (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Profit (Loss) for the fiscal year		$ 290,705,834	$ 429,495,162	$ 1,668,330,980
Banco Macro SA Bizland SAU Union Transitoria [Member]
Disclosure of joint ventures [line items]
Proportional Bank's interest		50.00%
Financial position		$ 4,798,262	3,651,606
Profit (Loss) for the fiscal year		$ 2,490,993	2,785,517
Finova SA [Member]
Disclosure of joint ventures [line items]
Proportional Bank's interest	[1]	50.00%
Financial position	[1]	$ 303,991	231,822
Profit (Loss) for the fiscal year	[1]	$ 72,169	$ (39,032)

[1]	To measure the investment, accounting information of this associate as of September 30, 2025 has been used. Additionally, significant transactions conducted or events that occurred between October 1, 2025 and December 31, 2025 have been considered.